Key management compensation and related party transactions (Schedule of detailed information about key management personnel) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transactions between related parties [abstract]
Professional, other fees, and salaries	$ 17,517	$ 4,684	$ 235,297
Stock-based compensation	0	0	44,740
Key management compensation	$ 17,517	$ 4,684	$ 280,037